Shareholder Report, Holdings (Details)	May 31, 2026
C000018356 | Microsoft Corp9329451
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018356 | NVIDIA Corp9329543
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018356 | Alphabet Inc9328785
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018356 | Apple Inc9328842
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018356 | Amazon.com Inc9328798
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018356 | Broadcom Inc9328951
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018356 | Alphabet Inc9328789
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018356 | Morgan Stanley9329477
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018356 | Johnson & Johnson9329314
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018356 | JPMorgan Chase & Co9329321
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018356 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018356 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018356 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018356 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018356 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018356 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018356 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018356 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018356 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018356 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018356 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018356 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018356 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000018358 | Apple Inc9328092
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018358 | Microsoft Corp9328646
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018358 | Alphabet Inc9328063
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018358 | NVIDIA Corp9328743
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018358 | Broadcom Inc9328174
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018358 | Amazon.com Inc9328069
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018358 | U.S. Treasury Bills9329041
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018358 | Meta Platforms Inc9328631
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018358 | JPMorgan Chase & Co9328533
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018358 | Eli Lilly & Co9328340
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018358 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018358 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018358 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018358 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000018358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000018358 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000018358 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000018358 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018357 | NVIDIA Corp9327547
Holdings [Line Items]
Percent of Total Investments	7.00%
C000018357 | Apple Inc9325882
Holdings [Line Items]
Percent of Total Investments	6.40%
C000018357 | Microsoft Corp9327388
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018357 | Amazon.com Inc9325806
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018357 | Alphabet Inc9325798
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018357 | Broadcom Inc9326062
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018357 | Alphabet Inc9325801
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018357 | Meta Platforms Inc9327364
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018357 | Tesla Inc9328145
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018357 | Micron Technology Inc9327385
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018357 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018357 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018357 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000018357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000018357 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134335 | NVIDIA Corp9339659
Holdings [Line Items]
Percent of Total Investments	7.70%
C000134335 | Apple Inc9338773
Holdings [Line Items]
Percent of Total Investments	6.90%
C000134335 | Microsoft Corp9339575
Holdings [Line Items]
Percent of Total Investments	5.00%
C000134335 | Amazon.com Inc9338731
Holdings [Line Items]
Percent of Total Investments	4.00%
C000134335 | Alphabet Inc9338721
Holdings [Line Items]
Percent of Total Investments	3.30%
C000134335 | Broadcom Inc9338867
Holdings [Line Items]
Percent of Total Investments	3.20%
C000134335 | Alphabet Inc9338725
Holdings [Line Items]
Percent of Total Investments	2.60%
C000134335 | Meta Platforms Inc9339557
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134335 | Tesla Inc9339937
Holdings [Line Items]
Percent of Total Investments	1.80%
C000134335 | Micron Technology Inc9339572
Holdings [Line Items]
Percent of Total Investments	1.60%
C000134335 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134335 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000134335 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000134335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000134335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000134335 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109763 | Marvell Technology Inc9339252
Holdings [Line Items]
Percent of Total Investments	2.10%
C000109763 | Snowflake Inc9338442
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109763 | Spotify Technology SA9337232
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109763 | Cloudflare Inc9342919
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109763 | Rocket Lab Corp9337815
Holdings [Line Items]
Percent of Total Investments	0.80%
C000109763 | Bloom Energy Corp9342519
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Flex Ltd9341234
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Strategy Inc9337323
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Anglogold Ashanti PLC9342114
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Cheniere Energy Inc9342842
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109763 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109763 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109763 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109763 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109763 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109763 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109763 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109763 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109763 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109763 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109763 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000018361 | Bloom Energy Corp9330703
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018361 | Sterling Infrastructure Inc9330293
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018361 | FirstCash Holdings Inc9331026
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018361 | Littelfuse Inc9331298
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018361 | Ensign Group Inc/The9330977
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Jazz Pharmaceuticals PLC9331219
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Casey's General Stores Inc9330786
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Applied Optoelectronics Inc9330589
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Plexus Corp9330076
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Ichor Holdings Ltd9331146
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018361 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018361 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018361 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000018361 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000018361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000018361 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000018361 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111997 | Columbia Banking System Inc9333035
Holdings [Line Items]
Percent of Total Investments	1.10%
C000111997 | Diodes Inc9333091
Holdings [Line Items]
Percent of Total Investments	1.00%
C000111997 | Cleveland-Cliffs Inc9333008
Holdings [Line Items]
Percent of Total Investments	1.00%
C000111997 | Commercial Metals Co9333039
Holdings [Line Items]
Percent of Total Investments	1.00%
C000111997 | Progyny Inc9334071
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Hudbay Minerals Inc9333575
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Old National Bancorp/IN9333915
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Viavi Solutions Inc9334365
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Associated Banc-Corp9333354
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Jackson Financial Inc9333654
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Exchange-Traded Fund_Country
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000111997 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000111997 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000111997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000111997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000111997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000111997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000111997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000111997 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018359 | AAON Inc9328931
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | RBC Bearings Inc9329207
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | TD SYNNEX Corp9329075
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | Littelfuse Inc9328716
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018359 | Keysight Technologies Inc9328685
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Casey's General Stores Inc9329352
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Jazz Pharmaceuticals PLC9328674
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Cirrus Logic Inc9329384
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Sterling Infrastructure Inc9329051
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Ensign Group Inc/The9328439
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018359 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018359 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018359 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018359 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018359 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018359 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018359 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018359 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000018359 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018359 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018359 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018359 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000018359 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000198133 | Apple Inc9341584
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198133 | NVIDIA Corp9342019
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198133 | Microsoft Corp9341986
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198133 | Alphabet Inc9341557
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198133 | Amazon.com Inc9341563
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198133 | Micron Technology Inc9341982
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198133 | Dell Technologies Inc9341710
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198133 | Broadcom Inc9341634
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198133 | Meta Platforms Inc9341978
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198133 | Alphabet Inc9341560
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198133 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198133 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000198133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000198133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000198133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000198133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000198133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000198133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000036888 | Cisco Systems Inc9334641
Holdings [Line Items]
Percent of Total Investments	2.50%
C000036888 | Verizon Communications Inc9334825
Holdings [Line Items]
Percent of Total Investments	2.00%
C000036888 | Bristol-Myers Squibb Co9334631
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036888 | AT&T Inc9334602
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036888 | Exxon Mobil Corp9334703
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036888 | Pfizer Inc9334786
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036888 | Merck & Co Inc9334763
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | Altria Group Inc9334586
Holdings [Line Items]
Percent of Total Investments	1.20%
C000036888 | Johnson & Johnson9334740
Holdings [Line Items]
Percent of Total Investments	1.20%
C000036888 | Comcast Corp9334661
Holdings [Line Items]
Percent of Total Investments	1.20%
C000036888 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000036888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000036888 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000036888 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000036888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000036888 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000036888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000036888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000036888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000036888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000036888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000036888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000160603 | Cisco Systems Inc9337611
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160603 | Verizon Communications Inc9337774
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160603 | AT&T Inc9337570
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160603 | Johnson & Johnson9337667
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160603 | Alphabet Inc9337538
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160603 | Novartis AG9337859
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160603 | Eni SpA9338042
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160603 | Endesa SA9337891
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160603 | Altria Group Inc9337541
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160603 | Bristol-Myers Squibb Co9337580
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160603 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000160603 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000160603 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000160603 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000160603 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000160603 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160603 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160603 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160603 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160603 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160603 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160603 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018354 | U.S. Treasury Bills9321161
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018354 | Taiwan Semiconductor Manufacturing Co Ltd9322794
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018354 | Samsung Electronics Co Ltd9321808
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018354 | SK hynix Inc9321827
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018354 | AIA Group Ltd9325330
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018354 | Ambev SA9323223
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018354 | Teleperformance SE9325247
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018354 | Murata Manufacturing Co Ltd9321369
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018354 | ASML Holding NV9322882
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | ING Groep NV9321982
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018354 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018354 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000018354 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018354 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018354 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018354 | France
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018354 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018354 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018354 | China
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018354 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018354 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000054521 | Taiwan Semiconductor Manufacturing Co Ltd9335173
Holdings [Line Items]
Percent of Total Investments	2.60%
C000054521 | Samsung Electronics Co Ltd9334669
Holdings [Line Items]
Percent of Total Investments	1.50%
C000054521 | SK hynix Inc9334676
Holdings [Line Items]
Percent of Total Investments	1.30%
C000054521 | ASML Holding NV9335204
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | Murata Manufacturing Co Ltd9334378
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | ABB Ltd9333178
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | AIA Group Ltd9333726
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | Teleperformance SE9333608
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | Tencent Holdings Ltd9333927
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | Ambev SA9333013
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054521 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000054521 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000054521 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000054521 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000054521 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000054521 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000054521 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000054521 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000054521 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000054521 | China
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000054521 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000054521 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030145 | Taiwan Semiconductor Manufacturing Co Ltd9320994
Holdings [Line Items]
Percent of Total Investments	7.10%
C000030145 | Samsung Electronics Co Ltd9320926
Holdings [Line Items]
Percent of Total Investments	5.70%
C000030145 | SK Square Co Ltd9320931
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030145 | SK hynix Inc9320929
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030145 | Taiwan Semiconductor Manufacturing Co Ltd9321021
Holdings [Line Items]
Percent of Total Investments	2.20%
C000030145 | Contemporary Amperex Technology Co Ltd9320824
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030145 | Naspers Ltd9321074
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030145 | Tencent Holdings Ltd9320861
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030145 | Samsung Electronics Co Ltd9320813
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030145 | Hana Financial Group Inc9320906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030145 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030145 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030145 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030145 | China
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000030145 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000030145 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030145 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030145 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030145 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030145 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030145 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030145 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000039813 | Towd Point Mortgage Trust9330747
Holdings [Line Items]
Percent of Total Investments	0.80%
C000039813 | U.S. Treasury Bills9329727
Holdings [Line Items]
Percent of Total Investments	0.60%
C000039813 | FHLMC STACR REMIC Trust9331538
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust9331531
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust9331525
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | U.S. Treasury Bills9329724
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Hyundai Capital America9331580
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Barings CLO9330829
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | STAR Trust9330730
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust9331818
Holdings [Line Items]
Percent of Total Investments	0.40%
C000039813 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000039813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000039813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000039813 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000039813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000039813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039813 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039813 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039813 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039813 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039813 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000039813 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000039813 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000018355 | U.S. Treasury Notes9324235
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018355 | U.S. Treasury Notes9324232
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018355 | U.S. Treasury Bonds9324228
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018355 | U.S. Treasury Notes9324238
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018355 | UMBS9323921
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018355 | U.S. Treasury Bonds9324226
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018355 | U.S. Treasury Notes9324241
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018355 | U.S. Treasury Notes9324250
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018355 | UMBS9323910
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018355 | U.S. Treasury Notes9325031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018355 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018355 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018355 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018355 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018355 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000018355 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018355 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000018355 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018352 | NRG Energy9324079
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018352 | 1261229 BC9325452
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018352 | Voya CLO9322073
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018352 | Charter Communications Operating LLC / Charter Communications Operating Capital9322804
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018352 | Akumin9322284
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Benefit Street Partners CLO 479321940
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Radiology Partners9324305
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Level 3 Financing9323747
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Rithm Capital9324355
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Cornerstone Chemical Co LLC9323004
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018352 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018352 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000018352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000018352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018352 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018352 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018352 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018352 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018352 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018352 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018352 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112815 | U.S. Treasury Bonds9331683
Holdings [Line Items]
Percent of Total Investments	4.80%
C000112815 | U.S. Treasury Notes9331539
Holdings [Line Items]
Percent of Total Investments	3.10%
C000112815 | U.S. Treasury Bonds9331565
Holdings [Line Items]
Percent of Total Investments	2.80%
C000112815 | U.S. Treasury Bonds9331675
Holdings [Line Items]
Percent of Total Investments	1.90%
C000112815 | U.S. Treasury Bonds9331680
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112815 | U.S. Treasury Bonds9331663
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112815 | U.S. Treasury Bonds9331642
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112815 | U.S. Treasury Bonds9331653
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112815 | U.S. Treasury Bonds9331579
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112815 | U.S. Treasury Bonds9331669
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112815 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112815 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000112815 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112815 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112815 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112815 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112815 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112815 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112815 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112815 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000112815 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112815 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112815 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112815 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112815 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000112815 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112815 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112815 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018351 | U.S. Treasury Bonds9335040
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018351 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide9335337
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018351 | U.S. Treasury Notes9335038
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018351 | U.S. Treasury Bonds9335507
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018351 | Bank of America9335442
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018351 | Comcast9335148
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018351 | U.S. Treasury Bonds9335952
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018351 | U.S. Treasury Bonds9336566
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | JPMorgan Chase9335400
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | AbbVie9335516
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018351 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018351 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018351 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018351 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018351 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018351 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018351 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018351 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018351 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000018351 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018351 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000018351 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018351 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018351 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018351 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018351 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096276 | U.S. Treasury Notes9336409
Holdings [Line Items]
Percent of Total Investments	3.60%
C000096276 | U.S. Treasury Notes9335964
Holdings [Line Items]
Percent of Total Investments	2.70%
C000096276 | U.S. Treasury Notes9335963
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096276 | U.S. Treasury Notes9336411
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096276 | U.S. Treasury Notes9335966
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096276 | U.S. Treasury Bills9335960
Holdings [Line Items]
Percent of Total Investments	1.00%
C000096276 | JPMorgan Chase9336251
Holdings [Line Items]
Percent of Total Investments	0.90%
C000096276 | Synchrony Card Funding LLC9336152
Holdings [Line Items]
Percent of Total Investments	0.90%
C000096276 | Mars9336257
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | American Express9336222
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096276 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096276 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096276 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096276 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096276 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096276 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096276 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096276 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096276 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000096276 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000096276 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000096276 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096276 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096276 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000096276 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000096276 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000096276 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018353 | U.S. Treasury Notes9332150
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018353 | Republic of South Africa Government Bond9332176
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018353 | Petroleos Mexicanos9332444
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018353 | Republic of South Africa Government Bond9332173
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | Malaysia Government Bond9332088
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | Mexican Bonos9332722
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Indonesia Treasury Bond9332030
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Mexican Bonos9332718
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Brazilian Government International Bond9331593
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Republic of Poland Government Bond9332105
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018353 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018353 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018353 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018353 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018353 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018353 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018353 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018353 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018353 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000036889 | U.S. Treasury Inflation Indexed Bonds9329908
Holdings [Line Items]
Percent of Total Investments	6.90%
C000036889 | U.S. Treasury Inflation Indexed Bonds9329913
Holdings [Line Items]
Percent of Total Investments	6.80%
C000036889 | U.S. Treasury Inflation Indexed Bonds9329914
Holdings [Line Items]
Percent of Total Investments	6.60%
C000036889 | U.S. Treasury Inflation Indexed Bonds9329918
Holdings [Line Items]
Percent of Total Investments	6.30%
C000036889 | U.S. Treasury Inflation-Protected Securities9329899
Holdings [Line Items]
Percent of Total Investments	6.30%
C000036889 | U.S. Treasury Inflation-Protected Securities9329890
Holdings [Line Items]
Percent of Total Investments	6.10%
C000036889 | U.S. Treasury Inflation-Protected Securities9329893
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036889 | U.S. Treasury Inflation-Protected Securities9329934
Holdings [Line Items]
Percent of Total Investments	5.80%
C000036889 | U.S. Treasury Inflation-Protected Securities9329921
Holdings [Line Items]
Percent of Total Investments	5.70%
C000036889 | U.S. Treasury Inflation-Protected Securities9329931
Holdings [Line Items]
Percent of Total Investments	5.40%
C000036889 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000144225 | U.S. Treasury Notes9340219
Holdings [Line Items]
Percent of Total Investments	7.50%
C000144225 | U.S. Treasury Notes9339175
Holdings [Line Items]
Percent of Total Investments	5.90%
C000144225 | U.S. Treasury Bonds9339171
Holdings [Line Items]
Percent of Total Investments	5.60%
C000144225 | U.S. Treasury Notes9339173
Holdings [Line Items]
Percent of Total Investments	4.60%
C000144225 | U.S. Treasury Notes9339177
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144225 | U.S. Treasury Notes9340217
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144225 | U.S. Treasury Notes9339180
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144225 | Verizon Master Trust9339225
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144225 | Morgan Stanley9339006
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144225 | U.S. Treasury Notes9339168
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144225 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144225 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144225 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144225 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144225 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144225 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144225 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144225 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144225 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144225 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144225 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144225 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000144225 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144225 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144225 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000144225 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000144225 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000144225 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144225 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144225 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144225 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150792 | U.S. Treasury Bonds9340134
Holdings [Line Items]
Percent of Total Investments	1.10%
C000150792 | U.S. Treasury Notes9340131
Holdings [Line Items]
Percent of Total Investments	0.90%
C000150792 | Goldman Sachs Group9342110
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150792 | Bank of America9340567
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150792 | U.S. Treasury Notes9340400
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | U.S. Treasury Notes9340128
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | U.S. Treasury Notes9342151
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | Honeywell Aerospace9340950
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | U.S. Treasury Notes9342155
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | Citigroup9342029
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000150792 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150792 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000150792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000150792 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000150792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000150792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150792 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150792 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150792 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081914 | Microsoft Corp9334281
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081914 | NVIDIA Corp9334361
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081914 | Apple Inc9333330
Holdings [Line Items]
Percent of Total Investments	5.50%
C000081914 | Amazon.com Inc9333271
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081914 | S&P500 EMINI FUT JUN269352954
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081914 | Alphabet Inc9333263
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081914 | Broadcom Inc9333422
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081914 | Alphabet Inc9333266
Holdings [Line Items]
Percent of Total Investments	2.10%
C000081914 | RECV CPI 2.477% 6/6/20359342496
Holdings [Line Items]
Percent of Total Investments	2.00%
C000081914 | Meta Platforms Inc9334264
Holdings [Line Items]
Percent of Total Investments	1.70%
C000081914 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081914 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081914 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081914 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081914 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081914 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081914 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081914 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000081914 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000081914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081914 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000081914 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000081914 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000081914 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000081914 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081914 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000081914 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081914 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081914 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102014 | U.S. Treasury Inflation-Protected Securities9337145
Holdings [Line Items]
Percent of Total Investments	13.40%
C000102014 | U.S. Treasury Inflation-Protected Securities9337142
Holdings [Line Items]
Percent of Total Investments	5.50%
C000102014 | U.S. Treasury Inflation-Protected Securities9337138
Holdings [Line Items]
Percent of Total Investments	4.30%
C000102014 | U.S. Treasury Bills9342569
Holdings [Line Items]
Percent of Total Investments	3.70%
C000102014 | U.S. Treasury Inflation-Protected Securities9337152
Holdings [Line Items]
Percent of Total Investments	3.50%
C000102014 | U.S. Treasury Inflation-Protected Securities9337135
Holdings [Line Items]
Percent of Total Investments	3.00%
C000102014 | U.S. Treasury Inflation-Protected Securities9337150
Holdings [Line Items]
Percent of Total Investments	2.50%
C000102014 | U.S. Treasury Bills9342585
Holdings [Line Items]
Percent of Total Investments	2.50%
C000102014 | U.S. Treasury Inflation-Protected Securities9337147
Holdings [Line Items]
Percent of Total Investments	2.50%
C000102014 | Exxon Mobil Corp9337286
Holdings [Line Items]
Percent of Total Investments	2.20%
C000102014 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000102014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000102014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000102014 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000102014 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000102014 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000102014 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102014 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102014 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102014 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102014 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102014 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102014 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%